Operating Expenses - Summary of Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (24,137)	€ (20,157)	€ (47,384)	€ (40,574)
Selling and distribution expenses	(113,155)	(86,748)	(216,639)	(172,867)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(15,212)	(11,327)	(29,893)	(25,632)
Personnel costs	(25,602)	(19,916)	(46,707)	(37,935)
Marketing and selling expenses	(30,397)	(21,616)	(59,439)	(45,188)
Logistic expenses	(35,954)	(17,193)	(65,718)	(30,550)
IT & Consulting	(6,126)	(12,059)	(14,330)	(24,488)
Other	€ (136)	€ (4,637)	€ (552)	€ (9,074)